Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2006-B-G

Class A-1 5.3484% Asset Backed Notes

Class A-2 5.37% Asset Backed Notes

Class A-3 5.21% Asset Backed Notes

Class A-4 5.21% Asset Backed Notes

Preliminary Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2006-B-G, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Depositor, and Wells Fargo Bank, N.A., as Trustee, Trust Collateral Agent, Collateral Agent and Backup Servicer, dated as of September 18, 2006. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date.

Monthly Period Beginning:	12/01/2006
Monthly Period Ending:	12/31/2006
Prev. Distribution/Close Date:	12/06/2006
Distribution Date:	01/08/2007
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	4

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	47,400	09/19/2006	09/26/2006	$825,000,446
Sub. Purchase #1	26,716	11/09/2006	11/16/2006	$472,297,088

Total	74,116			$1,297,297,534

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$1,258,805,808

{2}	Purchase of Subsequent Receivables			{2}	0

	Monthly Principal Amounts
	{3}	Collections on Receivables outstanding at end of period	{3}	29,000,913

	{4}	Collections on Receivables paid off during period	{4}	9,377,174

	{5}	Receivables becoming Liquidated Receivables during period	{5}	3,329,597

	{6}	Receivables becoming Purchased Receivables during period	{6}	7,534

	{7}	Other Receivables adjustments	{7}	1,384

	{8}	Less amounts allocable to Interest	{8}	(17,570,714)

	{9}	Total Monthly Principal Amounts		{9}	24,145,888

{10}	End of period Aggregate Principal Balance			{10}	$1,234,659,920

{11}	Pool Factor ( {10} / Original Pool Balance)			{11}	95.1716848%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2	Class A-3	Class A-4	TOTAL
{12}	Original Note Balance	{12}	$166,000,000	$342,000,000	$352,000,000	$340,000,000	$1,200,000,000

{13}	Beginning of period Note Balance	{13}	$109,313,743	$342,000,000	$352,000,000	$340,000,000	$1,143,313,743

{14}	Noteholders’ Principal Distributable Amount	{14}	24,145,888	0	0	0	24,145,888
{15}	Noteholders’ Accelerated Principal Amount	{15}	8,273,181	0	0	0	8,273,181
{16}	Accelerated Payment Amount Shortfall	{16}	119,863	0	0	0	119,863
{17}	Deficiency Claim Amount	{17}	0	0	0	0	0

{18}	End of period Note Balance	{18}	$76,774,811	$342,000,000	$352,000,000	$340,000,000	$1,110,774,811

{19}	Note Pool Factors ( {18} / {12} )	{19}	46.2498861%	100.0000000%	100.0000000%	100.0000000%	92.5645676%

III.	RECONCILIATION OF PRE-FUNDING ACCOUNT:

{20}	Beginning of period Pre-Funding Account balance								{20}		0

{21}	Purchase of Subsequent Receivables								{21}	0

{22}	Investment Earnings								{22}	656

{23}	Investment Earnings Transfer to Collections Account								{23}	(656)

{24}	Payment of Mandatory Prepayment Amount								{24}	0

{25}	Total Month Activity								{25}		0

{26}	End of period Pre-Funding Account balance								{26}		$0

IV.	OVERCOLLATERALIZATION AMOUNT CALCULATION

{27}	Current Distribution Date Before March 2008?									Yes

{28}	If {27} is Yes, then Overcollateralization Amount 12.0%										12.00%

{29}	If {27} is No, then refer to the following table
				OC Amount	3mo Avg Delinquency Ratio	Cumulative Net Loss Ratio	Default Ratio	3mo Avg Extension Ratio
				N/A

{30}	Overcollateralization Amount per Table if applicable										NA

{31}	Overcollateralization Amount										12.00%

V.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT

{32}	Total Monthly Principal Amounts								{32}		$24,145,888

{33}	Required Pro-forma Note Balance (the product of 100%-OC Level {31} and the Aggregate Principal Bal. {10})								{33}	1,086,500,730

{34}	Pro-forma Note Balance ({13} - {9}) - Pre-Funding Account Balance {26}								{34}	1,119,167,855

{35}	Step-down Amount (Max of 0 or ({33} - {34}))								{35}		0

{36}	Principal Distributable Amount ({32} - {35})								{36}		$24,145,888

VI.	RECONCILIATION OF CAPITALIZED INTEREST ACCOUNT:

{37}	Beginning of period Capitalized Interest Account balance								{37}		$0

{38}	Monthly Capitalized Interest Amount								{38}	0

{39}	Investment Earnings								{39}	3,857

{40}	Investment Earnings Transfer to Collections Account								{40}	(3,857)

{41}	Payment of Overfunded Capitalized Interest Amount								{41}	0

{42}	Payment of Remaining Capitalized Interest Account								{42}	0

{43}	Total Monthly Activity								{43}		0

{44}	End of period Capitalized Interest Account balance								{44}		$0

VII.	RECONCILIATION OF COLLECTION ACCOUNT:

	Available Funds:

	{45}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)							{45}	$38,370,400

	{46}	Liquidation Proceeds collected during period							{46}	1,550,933

	{47}	Purchase Amounts deposited in Collection							{47}	7,534

	{48}	Investment Earnings - Collection Account							{48}	103,655

	{49}	Investment Earnings - Transfer From Prefunding Account							{49}	656

	{50}	Investment Earnings - Transfer From Capitalized Interest Account							{50}	3,857

	{51}	Collection of Supplemental Servicing - Extension Fees							{51}	7,793

	{52}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced							{52}	132,245

	{53}	Collection of Supplemental Servicing - Late Fees							{53}	52,809

	{54}	Monthly Capitalized Interest Amount							{54}	0

	{55}	Mandatory Note Prepayment Amount							{55}	0

	{56}	Deficiency Claim Amount							{56}	0

	{57}	Total Available Funds							{57}		40,229,882

	Distributions:

	{58}	Base Servicing Fee - to Servicer							{58}	2,360,261

	{59}	Repo and Recovery Fees - reimbursed to Servicer							{59}	132,245

	{60}	Bank Service Charges - reimbursed to Servicer							{60}	3,130

	{61}	Late Fees - to Servicer							{61}	52,809

	{62}	Backup Servicing Fees							{62}	1,000

		Noteholders’ Interest Distributable Amount

		Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
	{63}	Class A - 1	$109,313,743	0	5.34840%	33	Actual days/ 360	$535,932	{63}	535,932

	{64}	Class A - 2	342,000,000	0	5.37000%	30	30/360	1,530,450	{64}	1,530,450

	{65}	Class A - 3	352,000,000	0	5.21000%	30	30/360	1,528,267	{65}	1,528,267

	{66}	Class A - 4	340,000,000	0	5.21000%	30	30/360	1,476,167	{66}	1,476,167

		Noteholders’ Principal Distributable Amount

		Class	Principal Distributable	Principal Carryover	Excess Principal Due	Mandatory Note Prepayment		Total Principal
	{67}	Class A - 1	$24,145,888	0	0		0	$24,145,888	{67}	24,145,888

	{68}	Class A - 2	0	0	0		0	0	{68}	0

	{69}	Class A - 3	0	0	0		0	0	{69}	0

	{70}	Class A - 4	0	0	0		0	0	{70}	0

	{71}	Security Insurer Premiums - to FGIC							{71}	190,552

	{72}	Total distributions							{72}		31,956,701

{73}	Excess Available Funds								{73}		8,273,181

{74}	Any Remaining Amounts owed to FGIC under the Insurance Agreement								{74}		0

{75}	Deposit to Spread Account to Increase to Required Level								{75}		0

{76}	Noteholders’ Accelerated Principal Amount								{76}		8,273,181

{77}	Deposit to Spread Account								{77}		$0

VIlI.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT

{78}	Excess Available Funds After Amount to Increase Spread to Required Level ({77})				{78}	$8,273,181

{79}	Pro-forma Note Balance ({13} - {9}) - Pre-Funding Account Balance {26}				{79}	1,119,167,855

{80}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Balance {10})				{80}	1,086,500,730

{81}	Excess of Pro Forma Balance over Required Balance ({79} - {80})				{81}	32,667,125

{82}	Accelerated Principal Amount (lesser of {78} or {81})				{82}		$8,273,181

IX.	CALCULATION OF ACCELERATED PAYMENT AMOUNT SHORTFALL

{83}	Pro-forma Note Balance ({13} - {9}) - Pre-Funding Account Balance {26}				{83}	$1,119,167,855

{84}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Balance {10})				{84}	1,086,500,730

{85}	Excess of Pro Forma Balance over Required Balance ({83} - {84})				{85}	32,667,125

{86}	Excess Available Funds After Amount to Increase Spread to Required Level				{86}	8,273,181

{87}	Accelerated Payment Amount Shortfall ({85} - {86})				{87}		$24,393,944

X.	RECONCILIATION OF SPREAD ACCOUNT:

			Initial	Sub #1			Total
{88}	Initial or Subsequent Spread Account Deposits		$16,500,009	$9,445,942			$25,945,951

{89}	Beginning of period Spread Account balance				{89}		$25,945,951

	Additions to Spread Account
	{90}		Deposits from Collections Account ({77})		{90}	0

	{91}		Investment Earnings		{91}	119,863

	{92}		Deposits Related to Subsequent Receivables Purchases		{92}	0

	{93}		Total Additions		{93}		119,863

{94}	Spread Account balance available for withdrawals				{94}		26,065,814

	Requisite Amount of Spread Account
	{95}	Original Pool Balance times 2.0%	25,945,951		{95}	25,945,951

	{96}		If Level I Trigger exists then greater of 6.0% of Outstanding Pool Balance and 4.0% of Original Pool Balance		{96}	0

	{97}		If Level II Trigger exists then 100% of Outstanding Pool Balance (as specified by FGIC)		{97}	0

	{98}		Requisite Amount of Spread Account (If no Level I nor Level II trigger exist, {95} )		{98}		25,945,951

	Withdrawals from Spread Account
	{99}		Spread Account Claim Amount		{99}	0

		Accelerated Payment Amount Shortfall =	24,393,944
	{100}		Noteholders’ Accelerated Principal Amount from the Spread Account		{100}	119,863

	{101}		Costs of Maintaining Security Interest not paid by Servicer		{101}	0

	{102}		To any replacement servicer any accrued and unpaid replacement servicer fees, transition costs or additional compensation		{102}	0

	{103}		Any Amounts owed to the Insurer not paid from Collection Account		{103}	0

	{104}		Backup servicer, any amounts payable by the Servicer not paid by the Servicer		{104}	0

	{105}		Remaining Funds - Holder(s) of the Certificates		{105}	0

			Total withdrawals				119,863

{106}	End of period Spread Account balance				{106}		$25,945,951

XI.	CALCULATION OF OC LEVEL AND OC PERCENTAGE

	{107}		Aggregate Principal Balance		{107}	1,234,659,920

	{108}		End of period Note Balance less Pre-Funding Account Balance {26}		{108}	1,110,774,811

	{109}		Line {107} less line {108}		{109}	123,885,109

	{110}		OC level {109} / {107}		{110}	10.03%

	{111}		Ending Spread Balance as a percentage of Aggregate Principal Balance ({106} / {107})		{111}	2.10%

	{112}		OC Percentage ({110} + {111})		{112}		12.13%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	January 3, 2007